Income Taxes - Temporary differences and tax loss carry forwards to arrive deferred income taxes (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Deferred income tax assets, net	$ 17,520,493	$ 30,962,539	$ 26,213,382
Benefit from tax loss carry forwards derived from the disposal in 2014 of its investment in GSF	4,469,799	4,145,649
Accrued liabilities
Income Taxes
Deferred tax assets	4,323,561	7,128,606
Deferred income tax assets, net	4,323,561	7,128,606	6,219,312
Loss allowance
Income Taxes
Deferred tax assets	607,773	946,559
Deferred income tax assets, net	607,773	946,559	1,235,658
Customer advances
Income Taxes
Deferred tax assets	2,335,751	1,854,424
Deferred income tax assets, net	2,335,751	1,854,424	1,600,334
Derivative financial instrument
Income Taxes
Deferred income tax assets, net		615	972,991
Property, plant and equipment, net
Income Taxes
Deferred tax assets	3,923,889	3,704,746
Deferred income tax assets, net	3,923,889	3,704,746	2,084,550
Prepaid expenses and other items.
Income Taxes
Deferred tax assets		4,508,914
Deferred income tax assets, net		4,508,914	5,868,717
Operating tax losses
Income Taxes
Deferred tax assets	4,552,116	6,240,930
Capital tax losses
Income Taxes
Deferred tax assets	5,564,452	5,160,921
Tax credit
Income Taxes
Deferred income tax assets, net		5,738,832
Investments
Income Taxes
Deferred tax liabilities	(700,285)	(1,733,507)
Deferred income tax assets, net	(700,285)	(1,733,507)	(729,910)
Derivative financial instruments.
Income Taxes
Deferred tax liabilities	(130,879)
Deferred income tax assets, net	(130,879)
Intangible assets and transmission rights
Income Taxes
Deferred tax liabilities	(2,642,515)	(2,807,484)
Deferred income tax assets, net	(2,642,515)	(2,807,484)	(2,549,784)
Prepaid expenses and other items
Income Taxes
Deferred tax liabilities	(560,183)
Deferred income tax assets of Mexican companies
Income Taxes
Deferred income tax assets, net	17,273,680	30,743,556
Deferred income tax assets of foreign subsidiaries
Income Taxes
Deferred income tax assets, net	$ 246,813	$ 218,983	$ 261,929